Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unsecured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured bank loan facility, amount used	$ 7,068	$ 121
Bank loan facility, amount unused	59,277	46,109
Unsecured bank loan facility	66,345	46,230
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Bank loan facility, amount unused	20	1,340
Secured bank loan facility, amount used	1,600	1,600
Secured bank loan facility	$ 1,620	$ 2,940